Company balance sheet (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Company Balance Sheet Line Item
Total comprehensive income/(loss) for the year	[1]	$ 11,939	$ 4,713	$ (3,749)
Profit/(loss) after tax for the year		8,851	4,776	$ (1,719)
Rio Tinto plc [member]
Disclosure Of Company Balance Sheet Line Item
Total comprehensive income/(loss) for the year		7,816	6,875
Profit/(loss) after tax for the year		$ 7,816	$ 6,875

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.